INVENTORIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
INVENTORIES
Products	¥ 998,465		¥ 1,387,403		$ 142,779
Inventory write-down	¥ 1,807	$ 258	¥ 3,887	¥ 19,910